LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Discount Rate

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31, 2020
Weighted average remaining lease term	5.13 Years
Weighted average discount rate	7.42%

Schedule of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2021	$5,970
2022	5,290
2023	4,909
2024	4,907
2025	2,931
Thereafter	2,602

Total lease payments *)	26,609

Less – imputed interest	(4,397)

Present value of lease liabilities	$22,212

*) Total lease payments have not been reduced by sublease rental payments of $6,376 due in the future under non-cancelable subleases.